STOCKHOLDERS' EQUITY - Unvested Founder Shares (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
If the closing price per share of the Company's common stock is greater than $13.50
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance Of Unvested Founder Shares, Stock Price Trigger	$ 13.50
If the closing price per share of the Company's common stock is greater than $15.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance Of Unvested Founder Shares, Stock Price Trigger	$ 15.00
Pre-closing holders of AerSale Aviation's common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Founder Shares, Number of Shares Deferred for Vesting | shares	700,000